Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of composition of assets grouped by major classification
	December 31,
	2022	2021

Cost:
Computers and electronic equipment	$4,399	$4,235
Office furniture and equipment	412	404
Leasehold improvements	314	297

	5,125	4,936
Accumulated depreciation:
Computers and electronic equipment	3,786	3,399
Office furniture and equipment	200	179
Leasehold improvements	129	98

	4,115	3,676

	$1,010	$1,260